FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities [text block]

16) FINANCIAL LIABILITIES

As of December 31, 2018 and 2019 all the financial liabilities of the Company are classified as other financial liabilities at amortized cost, except for the derivative financial instruments that are classified as financial liability at fair value through profit or loss.

The payments schedule for other financial liabilities, trade and other payables and liabilities at December 31, 2018 and 2019, including estimated future interest payments, calculated based on interest rates and foreign exchange rates applicable as at December 31, 2018 and 2019 are as follow:

2018	Thousands of U.S. dollars
	Maturity (years)
	2019	2020	2021	2022	2023	More than 5 years	Total

Senior Secured Notes	24,500	24,500	24,500	424,500	-	-	498,000
Brazilian bonds—Debentures	4,698	4,378	4,091	3,759	1,721	-	18,647
Lease liabilities	3,785	1,691	794	384	-	-	6,654
Bank borrowings	36,176	3,726	474	372	-	-	40,748
Trade and other payables	184,886	14,391	-	-	-	-	199,277
Total financial liabilities	254,045	48,686	29,859	429,015	1,721	-	763,326

2019	Thousands of U.S. dollars
	Maturity (years)
	2020	2021	2022	2023	2024	More than 5 years	Total

Senior Secured Notes	30,625	30,625	530,625	-	-	-	591,875
Lease liabilities	66,415	52,134	41,069	32,079	21,481	23,826	237,004
Bank borrowings	23,248	449	351	-	-	-	24,048
Trade and other payables	166,111	11,744	-	-	-	-	177,855
Total financial liabilities	286,399	94,952	572,045	32,079	21,481	23,826	1,030,782